Submission	Jul. 31, 2026
Submission [Line Items]
Central Index Key	0000764622
Registrant Name	PINNACLE WEST CAPITAL CORP
Registration File Number	333-277448
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES